Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
Schedule of provision for income taxes

	For the Years Ended December 31,		For the Period from Inception (April 27, 2015) to December 31,
	2017	2016	2015
Current	$1,300,894	$783,382	$-
Deferred	-	-	-
Total income tax expense	$1,300,894	$783,382	$-

Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
	For the Years Ended December 31,		For the Period from Inception (April 27, 2015) to December 31,
	2017	2016	2015
HK statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in the HK company	(16.50)%	(16.50)%	(16.50)%
UK statutory income tax rate	19.00%	-	-
Valuation allowance recognized with respect to the loss in the UK company	(19.00)%	-	-
Australian statutory income tax rate	27.50%	-	-
Valuation allowance recognized with respect to the loss in the Australian company	(27.50)%	-	-
PRC statutory income tax rate	25.00%	25.00%	25.00%
Uncertain tax positions	25.00%	25.00%	-
Changes in valuation allowance for deferred tax asset	(25.00)%	(25.00)%	(25.00)%
Total tax rate	25.00%	25.00%	0.00%

Schedule of cumulative net operating losses carried forward

	For the Years Ended December 31,		For the Period from Inception (April 27, 2015) to December 31,	Expiration Beginning in the
	2017	2016	2015	Year
PRC Region	$1,964,000	$903,529	$147,286	2020
HK Region	875,122	194,557	1,733	Indefinitely
UK Region	1,000	-	-	2019
Australia Region	17,887	-	-	Indefinitely
Total cumulative net operating loss carry-forward	$2,858,009	$1,098,086	$149,019

Schedule of net deferred tax assets

	December 31, 2017	December 31, 2016
Deferred tax assets:
Net operating loss carry-forwards	$640,504	$257,984
Total of deferred tax assets	640,504	257,984
Less: valuation allowance	(640,504)	(257,984)
Net deferred assets	$-	$-

Schedule of unrecognized tax benefits related to the Company's uncertain tax positions
	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Period from Inception (April 27, 2015) to December 31, 2015
Gross beginning balance	$783,382	$-	$-
Gross increase to tax positions in the current period	1,295,784	783,382	-
Gross increase to tax position in the prior period	-	-	-
Gross decrease to tax position in the prior period	-	-	-
Lapse of statute limitations	-	-	-
Gross ending balance	$2,079,166	$783,382	$-